Segment Information - Summary of Financial Information by Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Sales	$ 19,636	$ 4,547
Non-current assets	33,399	13,320
Canpotex customer [member]
Disclosure of geographical areas [line items]
Sales	1,657	988
United States customer [member]
Disclosure of geographical areas [line items]
Sales	11,891	2,715
Canada customer [member]
Disclosure of geographical areas [line items]
Sales	2,790	289
Mexico customer [member]
Disclosure of geographical areas [line items]
Sales	85	85
Trinidad customer [member]
Disclosure of geographical areas [line items]
Sales	190	132
Brazil customer [member]
Disclosure of geographical areas [line items]
Sales	112	27
Colombia customer [member]
Disclosure of geographical areas [line items]
Sales	51	48
Other Latin America Customer [member]
Disclosure of geographical areas [line items]
Sales	171	68
India customer [member]
Disclosure of geographical areas [line items]
Sales	151	104
Other customers [member]
Disclosure of geographical areas [line items]
Sales	158	91
Australia customer [member]
Disclosure of geographical areas [line items]
Sales	1,681
Argentina Customer [member]
Disclosure of geographical areas [line items]
Sales	387
Europe customer [member]
Disclosure of geographical areas [line items]
Sales	312
United States [member]
Disclosure of geographical areas [line items]
Sales	11,037	2,098
Non-current assets	14,501	3,259
United States [member] | United States customer [member]
Disclosure of geographical areas [line items]
Sales	10,488	1,657
United States [member] | Canada customer [member]
Disclosure of geographical areas [line items]
Sales	208	194
United States [member] | Mexico customer [member]
Disclosure of geographical areas [line items]
Sales	70	76
United States [member] | Trinidad customer [member]
Disclosure of geographical areas [line items]
Sales	9
United States [member] | Brazil customer [member]
Disclosure of geographical areas [line items]
Sales	38	26
United States [member] | Colombia customer [member]
Disclosure of geographical areas [line items]
Sales	9	12
United States [member] | Other Latin America Customer [member]
Disclosure of geographical areas [line items]
Sales	20	26
United States [member] | India customer [member]
Disclosure of geographical areas [line items]
Sales	151	97
United States [member] | Other customers [member]
Disclosure of geographical areas [line items]
Sales	22	10
United States [member] | Australia customer [member]
Disclosure of geographical areas [line items]
Sales	2
United States [member] | Argentina Customer [member]
Disclosure of geographical areas [line items]
Sales	9
United States [member] | Europe customer [member]
Disclosure of geographical areas [line items]
Sales	11
Canada [member]
Disclosure of geographical areas [line items]
Sales	5,546	1,868
Non-current assets	17,100	9,501
Canada [member] | Canpotex customer [member]
Disclosure of geographical areas [line items]
Sales	1,657	988
Canada [member] | United States customer [member]
Disclosure of geographical areas [line items]
Sales	1,249	784
Canada [member] | Canada customer [member]
Disclosure of geographical areas [line items]
Sales	2,582	95
Canada [member] | Brazil customer [member]
Disclosure of geographical areas [line items]
Sales		1
Canada [member] | Europe customer [member]
Disclosure of geographical areas [line items]
Sales	58
Trinidad [member]
Disclosure of geographical areas [line items]
Sales	575	581
Non-current assets	570	554
Trinidad [member] | United States customer [member]
Disclosure of geographical areas [line items]
Sales	153	274
Trinidad [member] | Mexico customer [member]
Disclosure of geographical areas [line items]
Sales	15	9
Trinidad [member] | Trinidad customer [member]
Disclosure of geographical areas [line items]
Sales	181	132
Trinidad [member] | Colombia customer [member]
Disclosure of geographical areas [line items]
Sales	42	36
Trinidad [member] | Other Latin America Customer [member]
Disclosure of geographical areas [line items]
Sales	59	42
Trinidad [member] | India customer [member]
Disclosure of geographical areas [line items]
Sales		7
Trinidad [member] | Other customers [member]
Disclosure of geographical areas [line items]
Sales	32	81
Trinidad [member] | Europe customer [member]
Disclosure of geographical areas [line items]
Sales	93
Other [member]
Disclosure of geographical areas [line items]
Sales	632
Non-current assets	621	$ 6
Other [member] | United States customer [member]
Disclosure of geographical areas [line items]
Sales	1
Other [member] | Brazil customer [member]
Disclosure of geographical areas [line items]
Sales	74
Other [member] | Other Latin America Customer [member]
Disclosure of geographical areas [line items]
Sales	92
Other [member] | Other customers [member]
Disclosure of geographical areas [line items]
Sales	4
Other [member] | Argentina Customer [member]
Disclosure of geographical areas [line items]
Sales	378
Other [member] | Europe customer [member]
Disclosure of geographical areas [line items]
Sales	83
Australia [member]
Disclosure of geographical areas [line items]
Sales	1,846
Non-current assets	607
Australia [member] | Other customers [member]
Disclosure of geographical areas [line items]
Sales	100
Australia [member] | Australia customer [member]
Disclosure of geographical areas [line items]
Sales	1,679
Australia [member] | Europe customer [member]
Disclosure of geographical areas [line items]
Sales	$ 67